AQR Macro Opportunities Fund Investment Strategy - AQR Macro Opportunities Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing globally across a wide range of asset classes, including equities, fixed income, currencies and commodities, and may take both long and short positions in each of the asset classes or Instruments (as defined below). The Fund has the flexibility to shift its allocation across asset classes and markets around the world, including emerging markets, based on the Adviser’s assessment of their relative attractiveness.The Adviser uses a bottom up process that primarily considers macroeconomic themes alongside several other indicators of attractiveness, including deep value, value, carry, momentum and defensive, in determining whether to take a long and/or short position in an Instrument or asset class. The Adviser may utilize more idiosyncratic indicators of attractiveness beyond these broad themes.Macroeconomic Themes: The Adviser evaluates the impact of macroeconomic news and macroeconomic momentum on the attractiveness of Instruments and asset classes around the world. The Adviser seeks to benefit from the insight that asset prices tend to underreact to new information by identifying new information and positioning the Fund to profit as prices gradually incorporate economically impactful news. Macroeconomic themes considered include, but are not limited to, growth, inflation, international trade, monetary policy, investor sentiment and asset-specific fundamentals.The evaluation of macroeconomic attractiveness includes both quantitative and qualitative components.•Quantitative analysis measures an Instrument’s attractiveness based on the current level and historical evolution of key macroeconomic measures. These measures include, but are not limited to, growth and inflation forecasts, demand for exports, central bank actions and equity market performance.•Qualitative input adds a perspective not available through quantitative analysis. These considerations include, but are not limited to, the Adviser’s assessment of fiscal and monetary policy, trade policy, geo-political risks and supply-and-demand conditions.Deep Value / Opportunistic: “Deep value” or “opportunistic” strategies favor investments that exhibit market dislocations based on price moves and valuation signals that appear extreme relative to history. Once an investment opportunity is identified, the Adviser evaluates qualitative factors to determine whether the opportunity represents a true dislocation. By combining a systematic screening process with discretionary oversight, the attractiveness of an investment’s over/under valuation is determined using both quantitative and qualitative processes. Contrasted with value opportunities, deep value opportunities are typically more idiosyncratic with availability varying over time and may require looking broadly across many different markets to uncover. Examples of deep value quantitative measures include extreme dislocations in price-to-earnings and price-to-book ratios for selected equities. Examples of deep value qualitative considerations include fiscal and monetary policy, geo-political risks, and supply-and-demand dynamics, among others.Value: Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy assets that are cheap and sell those that are expensive relative to similar investments globally and relative to their historical averages. Examples of value measures include using price-to-earnings and price-to-book ratios for selecting equities.Carry: Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to buy high-yielding assets and sell low-yielding assets relative to similar investments globally and relative to their historical averages. An example of carry measures includes using interest rates to select currencies and bonds.Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term, seeking to capture the tendency that an asset’s recent performance will continue in the near future. The Fund will seek to buy assets that recently outperformed and sell those that recently underperformed relative to similar investments globally and relative to their historical averages. Examples of momentum measures include simple price momentum for selecting equities and price- and yield-based momentum for selecting bonds.Defensive: Defensive strategies favor investments with low-risk characteristics over those with high-risk characteristics, seeking to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy low-risk, high-quality assets and sell high-risk, low-quality assets. An example of a defensive measure includes the profitability of companies in an index.Portfolio ConstructionThe Adviser considers macroeconomic themes alongside other indicators of attractiveness (including deep value, value, carry, momentum and defensive) in determining whether the Fund’s position in the Instrument in question should be long or short. The owner of a long position in an Instrument will benefit from an increase in the price of the underlying instrument. The owner of a short position in an Instrument will benefit from a decrease in the price of the underlying instrument. The Fund goes long Instruments deemed overall attractive, and short Instruments deemed overall unattractive. When there is strong agreement among the indicators, the long or short position in an Instrument or asset class will be given a greater weighting in the portfolio, while conflicting indicators will result in a lesser weighting. Individual investments are bought or sold in accordance with periodic re-ranking and rebalancing, the frequency of which is expected to vary depending on the Adviser’s assessment of the investment’s attractiveness and global market conditions.The Adviser allocates among the different asset classes based on their contribution to the Fund’s risk budget — i.e., the targeted level of risk or volatility. The allocation process allows the Adviser to make tactical risk adjustments while maintaining long-term strategic risk weights. Within each asset class, a portion of the Fund’s target risk is allocated based on the macroeconomic indicators, with the remainder allocated based on other indicators of attractiveness. The relative weights to macroeconomic themes and such other indicators can vary depending on market conditions.The Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets over any given market cycle; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.The Adviser, on average, will target an annualized volatility level for the Fund of 10%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 15%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.InstrumentsIn seeking to achieve its investment objective, the Fund will enter into both long and short positions using derivative instruments. The Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize a subset of the asset classes or a limited number of exposures within an asset class.The Fund invests primarily in a portfolio of futures contracts, futures-related instruments, forwards, swaps, equity securities and government bonds, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures, equity swaps and options on equity indices, global developed and emerging market currency forwards, commodity futures, forwards and swaps, global developed fixed income futures, bond and interest rate futures and swaps and global developed and emerging market credit default index swaps, volatility index futures, global developed and emerging market common stocks, preferred stocks, depositary receipts and shares or interests in real estate investment trusts (“REITs”) or REIT-like entities and global developed and emerging market foreign government bonds (including inflation-linked bonds, such as Treasury Inflation-Protected Securities (“TIPS”)) (collectively, the “Instruments”). The Fund will either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. The Fund may invest in or have exposure to issuers of any size. The Fund may invest in or have exposure to U.S. or non-U.S. issuers, including in developed and emerging markets. The Fund may also invest in exchange-traded funds and exchange-traded notes.Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument, and employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.A significant portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on. The Fund may also enter into repurchase and reverse repurchase agreements. Under a repurchase agreement the Fund buys securities that the seller has agreed to buy back at a specified time and at a set price. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. Leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures and swap transactions or uses certain other derivative instruments. While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades.The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards and swaps (which may include swaps on commodity futures), and will hold cash and Cash Equivalents. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Fund and the Subsidiary will comply with Rule 18f-4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.